Related Party Transactions - Founder Shares (Details)		11 Months Ended	12 Months Ended	23 Months Ended
	Jan. 29, 2021 USD ($) $ / shares shares	Dec. 31, 2021 D $ / shares shares	Dec. 31, 2022 D $ / shares	Dec. 31, 2022 USD ($)	Sep. 17, 2021 shares	May 14, 2021 shares
Related Party Transaction [Line Items]
Number of shares subject to forfeiture					562,500
Class B Common Stock
Related Party Transaction [Line Items]
Number of shares subject to forfeiture					562,500
Sponsor
Related Party Transaction [Line Items]
Aggregate purchase price | $				$ 25,000
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Aggregate purchase price | $	$ 25,000
Stock price (usd per share) | $ / shares	$ 0.005
Number of shares surrendered						718,750
Aggregate number of shares owned						4,312,500
Number of shares subject to forfeiture		562,500
Restrictions on transfer period of time after business combination completion		1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days	150 days
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Stock price (usd per share) | $ / shares	$ 0.0001
Number of shares issued	5,031,250
Founder Shares | Anchor Investors
Related Party Transaction [Line Items]
Aggregate purchase price | $	$ 6,500,000
Stock price (usd per share) | $ / shares	$ 8.35
Number of shares issued	780,000